Shareholders' Equity (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Feb. 03, 2014	Jan. 31, 2014	Jun. 18, 2013	Nov. 27, 2014	Apr. 30, 2013
Class of Stock [Line Items]
Issuance of ordinary shares	$ 467
Trading description	For each Ordinary share purchased under the SEDA, YA will pay 95% of the lowest daily VWAP (as defined below) of the Ordinary shares during the five consecutive trading days following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the Ordinary shares at the time of delivery of the advance notice). Once presented with an advance notice, YA Global is required to purchase the number of shares specified in the advance notice. Each such notice may be for an amount of Ordinary shares not to exceed the greater of (1) $25 and (2) the average of the Daily Value Traded for the five trading days prior to the advance notice, where Daily Value Traded is the product obtained by multiplying the daily trading volume for such day by the VWAP for such day. Notwithstanding the forgoing, the notice shall not exceed $150 for the 2013 SEDA and $500 for the 2014 SEDA.
Stock Option [Member]
Class of Stock [Line Items]
Option term		10 years
Ordinary shares reserved for purchase		275,000
Options still available for future grants	80,005
Vesting period	4 years
Stock option plan expiration date		May 31, 2023
Weighted-average grant-date fair value of options granted	$ 5.32		$ 4.18
Weighted-average grant-date fair value of unvested options	$ 4.26
Total intrinsic value of options exercised			91
Unrecognized compensation cost related to non-vested share-based compensation arrangements	182		231
Proceeds from exercise of options			86
Minimum [Member] | Stock Option [Member]
Class of Stock [Line Items]
Option term	2 years
Maximum [Member] | Stock Option [Member]
Class of Stock [Line Items]
Option term	10 years
YA Global Master SPV Ltd. [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, shares	63,948		43,834
Issuance of ordinary shares	600		600
Ordinary shares issued for commitment fee	13,711
YA Global Master SPV Ltd. [Member] | Note Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, shares				2,500
Bridge Loan				500
Bridge loan expiration period				1 year
Standby Equity Distribution Agreement [Member] | YA Global Master SPV Ltd. [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, shares	290,254
Issuance of ordinary shares	958			2,000		600
Shares issued for services			7,500
Payments of stock issuance costs	42
Number shares covered by warrants					161,000			140,887
Warrant extension term					2 years
Standby Equity Distribution Agreement [Member] | YA Global Master SPV Ltd. [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise price of warrants					7.43
Standby Equity Distribution Agreement [Member] | YA Global Master SPV Ltd. [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise price of warrants					11
Cukierman & Co [Member]
Class of Stock [Line Items]
Shares issued for services	17,747		20,932
Edouard Cukierman [Member]
Class of Stock [Line Items]
Shares issued for services	17,079		7,787
THCAP [Member]
Class of Stock [Line Items]
Shares issued for services	6,004		9,868
Number shares covered by warrants		3,600
Term of warrants		3 years
Exercise price of warrants		2.39
THCAP [Member] | Director Fees [Member]
Class of Stock [Line Items]
Shares issued for services	2,405		1,219
Director [Member]
Class of Stock [Line Items]
Shares issued for services	2,652
Novel Infrastructure, Ltd. [Member] | Share Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, shares							128,147
Issuance of ordinary shares							500
Payments of stock issuance costs							$ 33